Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Long-term debt, carrying values	$ 1,686,189	$ 1,568,774
Long-term debt, fair values	$ 1,752,338	$ 1,625,193